Average Annual Total Returns	12 Months Ended
Sep. 30, 2012
Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	22.33%
Five Years	3.27%
Ten Years	8.19%
Inception Date	Dec. 17, 2001
Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.12%
Five Years	1.02%
Ten Years	6.50%
Inception Date	Jun. 29, 2000
Return After Taxes on Distributions | Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	22.00%
Five Years	3.04%
Ten Years	7.54%
Return After Taxes on Distributions | Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.69%
Five Years	0.66%
Ten Years	5.74%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.94%
Five Years	2.76%
Ten Years	7.11%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.00%
Five Years	0.80%
Ten Years	5.52%
Russell 3000 Value Index | Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.55%
Five Years	0.83%
Ten Years	7.54%
Russell 3000 Value Index | Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.55%
Five Years	0.83%
Ten Years	7.54%